Equity Incentive Plan (Details) (USD $)	6 Months Ended
Jun. 30, 2011
Number of non vested shares
Balance as at January 1, 2011	2,531,198
Granted	9,015,000
Vested	(1,029,148)
Balance June 30, 2011	10,517,050
Weighted average grant date fair value per non vested shares
Balance as at January 1, 2011	$ 6.04
Granted	$ 5.50
Vested	$ 5.47
Balance June 30, 2011	$ 5.63